Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level 1 and Level 3 Financial Instruments (Detail) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Mar. 05, 2015	Nov. 30, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Series A Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period, in shares			485,121
De-recognition of Warrant liability upon exercise, in shares			4,800	4,800
Balance at the end of period, in shares			485,121		485,121
Series A Warrants [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period, in shares			485,121	485,121	485,121
Balance at the beginning of period			$ 194,048	$ 1,212,803	$ 1,212,803
Change in value of Warrant			$ 95		$ (1,018,755)
Balance at the end of period, in shares			485,121		485,121
Balance at end of period			$ 289		$ 194,048
Series B Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
De-recognition of Warrant liability upon exercise, in shares	117,902	117,902
Series B Warrants [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period, in shares				23,316	23,316
Balance at the beginning of period				$ 865,000	$ 865,000
Change in value of Warrant					$ (271,416)
Series B Warrants [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
De-recognition of Warrant liability upon exercise, in shares					(20,460)
De-recognition of Series B Warrant liability upon expiration					$ (593,584)
Series B Warrants [Member] | Common stock warrant liability [Member] | Cash Less Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
De-recognition of Warrant liability upon exercise, in shares					(2,856)
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period, in shares			118,083	118,083	118,083
Balance at the beginning of period			$ 85,490	$ 462,437	$ 462,437
Change in value of Warrant			$ (66)		$ (376,947)
Balance at the end of period, in shares			118,083		118,083
Balance at end of period			$ 20		$ 85,490